EQUIPMENT	12 Months Ended
Dec. 31, 2017
EQUIPMENT [Text Block]
4.	EQUIPMENT

	2017
		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$38,713	$37,115	$1,598
Computer software	1,950	1,950	–
Office furniture	11,828	6,745	5,083
Automobile	8,669	3,812	4,857
Equipment	52,395	42,743	9,652
Shop equipment	22,009	1,287	20,722
Shop equipment under capital leases	53,139	5,427	47,712
	$188,703	$99,079	$89,624

	2016
		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$38,713	$36,391	$2,322
Computer software	1,950	1,883	67
Office furniture	11,828	5,648	6,180
Automobile	8,669	1,736	6,933
Equipment	52,395	39,095	13,300
	$113,555	$84,753	$28,802